Summary of Significant Accounting Policies Changes in accounting policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Cash and cash equivalents	$ 7,298	$ 14,126	$ 9,635	$ 36,819
Customer One [Member]
Statements [Line Items]
Concentration risk percentage revenue	81.00%	69.00%	39.00%
Customer Two [Member]
Statements [Line Items]
Concentration risk percentage revenue	4.00%	10.00%	36.00%
Customer Three [Member]
Statements [Line Items]
Concentration risk percentage revenue			13.00%